14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2018	2017	2016

Net loss	$ (1,885,332)	$ (1,906,297)	$ (1,872,121)

Expected income tax recovery	$ (509,040)	$ (495,637)	$ (486,751)
Effect of foreign tax rate	145,825	110,748	39,191
Non-deductible items	38,513	76,169	71,150
Deductible items	(15,911)	(14,580)	(19,631)
Unrecognized benefit of non-capital losses	340,613	323,301	396,041

	$ -	$ -	$ -